Memorandum items (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 124,941	£ 138,645
Contingent liabilities and commitments	136,050	150,691	£ 153,752
0-1 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	60,079
Contingent liabilities and commitments	62,042
More than 1 year but less than 3 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	22,884
Contingent liabilities and commitments	24,492
More than 3 years but less than 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	36,511
Contingent liabilities and commitments	37,172
After 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	5,467
Contingent liabilities and commitments	12,344
Guarantees and assets pledged as collateral security
Contingent liabilities and commitments
Estimated net exposure	7,718	7,867
Guarantees and assets pledged as collateral security | 0-1 years
Contingent liabilities and commitments
Estimated net exposure	1,354
Guarantees and assets pledged as collateral security | More than 1 year but less than 3 years
Contingent liabilities and commitments
Estimated net exposure	493
Guarantees and assets pledged as collateral security | More than 3 years but less than 5 years
Contingent liabilities and commitments
Estimated net exposure	481
Guarantees and assets pledged as collateral security | After 5 years
Contingent liabilities and commitments
Estimated net exposure	5,390
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	3,391	£ 4,179
Other contingent liabilities | 0-1 years
Contingent liabilities and commitments
Estimated net exposure	609
Other contingent liabilities | More than 1 year but less than 3 years
Contingent liabilities and commitments
Estimated net exposure	1,115
Other contingent liabilities | More than 3 years but less than 5 years
Contingent liabilities and commitments
Estimated net exposure	180
Other contingent liabilities | After 5 years
Contingent liabilities and commitments
Estimated net exposure	£ 1,487